CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 5,837	$ 98,800	$ 264
Total current assets	5,837	98,800	264
Other Assets
Due from related entity, (Note 9)		80,914	70,710
Prepaid Expense, (Note 9)		22,500	520,000
Equipment net of accumulated depreciation of $ 17,773	33,009	33,009	45,704
Software Development costs	64,547	64,547	64,547
Total other assets	97,556	200,970	700,961
Total assets	103,393	299,770	701,225
Current liabilities
Accounts payable	358,608	361,813	486,592
Accrued expenses	2,013,131	1,481,910	1,343,880
Due to Officer (Note 9)	3,281	50,000	253,291
Due to related entity,(Note9)	79,733
Financed insurance policy	11,187	11,187	11,187
Derivative liability	1,711,000	809,000	9,367,159
Warrant Liability	464,000	606,000
Convertible notes payable, net of discount of $652,178 and $195,434 respectively	3,538,328	3,310,662	1,429,450
Notes Payable	4,884,000	4,627,000	4,512,000
Total Current Liabilities	13,063,268	11,257,572	17,403,559
Long term liabilities
Notes payable,	103,125	103,125	103,125
Total Liabilities	13,166,393	11,360,697	17,506,684
Stockholders’ deficit
Preferred stock, $0.001 par value, 35,000,000 shares authorized, 1,000,000 shares issued and outstanding at December 31, 2020 and 2019, respectively	1,000	1,000	1,000
Common stock, $0.001 par value, 2,000,000,000 shares authorized, 737,263,858 and 668,338,264 shares issued and outstanding at December 31, 2021 and 2020, respectively	800,544	737,264	668,338
Additional paid-in capital	38,245,955	37,370,384	34,086,086
Shares Payable		180,000
Accumulated deficit	(52,110,499)	(49,349,575)	(51,560,884)
Total stockholders’ deficit	(13,063,000)	(11,060,927)	(16,805,460)
Total liabilities and stockholders’ deficit	$ 103,393	$ 299,770	$ 701,224